Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies

1. Nature of Operations and Summary of Significant Accounting Policies

The Company was originally incorporated in Delaware on August 26, 2019 as a special purpose acquisition company. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities as completed on the Closing Date.

On November 26, 2021 (the “Closing Date”) The Greenrose Holding Company Inc. (“Greenrose”, the “Company”, or “Successor”), formerly known as Greenrose Acquisition Corp., consummated its business combination (the “Theraplant Merger” or “Theraplant Business Combination”) with Theraplant, LLC, a Connecticut limited liability company (“Theraplant” or “Predecessor”), a private operating company. The Theraplant Business Combination was consummated pursuant to the Agreement and Plan of Merger dated March 12, 2021 (as amended pursuant to that certain Amendment No. 1, dated as of August 10, 2021, to the Agreement and Plan of Merger (“Amendment No. 1”), and that certain Amendment No. 2, dated as of November 26, 2021, to the Agreement and Plan of Merger (“Amendment No. 2”), collectively, the “Theraplant Merger Agreement”), pursuant to which GNRS CT Merger Sub, a Connecticut limited liability company and a wholly-owned subsidiary of Greenrose (“TPT Merger Sub”) was merged with and into Theraplant, with Theraplant surviving the Merger as a wholly owned subsidiary of Greenrose. The financial results described herein for the dates and periods prior to the Theraplant Business Combination relate to the operations of the Predecessor prior to the consummation of the Theraplant Business Combination. The Consolidated Financial Statements after the Closing Date include the accounts of the Company and its wholly owned subsidiaries including Theraplant.

On December 31, 2021, the Company and True Harvest Holdings, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“TH Buyer”), and True Harvest, LLC, an Arizona limited liability company (“True Harvest”), consummated the acquisition of substantially all of True Harvest’s assets and the assumption of certain of True Harvest’s liabilities (the “True Harvest Acquisition”), pursuant to that certain Asset Purchase Agreement dated March 12, 2021, as amended by that Amendment No. 1 to the Asset Purchase Agreement dated July 2, 2021, that certain Amendment No. 2 to the Asset Purchase Agreement dated October 28, 2021, and that certain Amendment No. 3 to the Asset Purchase Agreement dated December 31, 2021 (as it may be amended from time to time, the “Asset Purchase Agreement”).

The Company, through its wholly owned subsidiaries (Theraplant and True Harvest) is a multi-state grower and producer of cannabis products dedicated to providing patients options to improve their wellbeing. Theraplant is a Connecticut State licensed marijuana producer that hand selects premium cannabis genetics grown in a controlled, clean environment, under the watch of an award-winning cultivation team, and tested by a third-party laboratory for pesticides and microbiologics. True Harvest cultivates, manufactures, and sells medical marijuana in the State of Arizona, under a cultivation agreement with a third-party licensor, and holder of a medical marijuana dispensary registration certificate from Arizona Department of Health Services and is authorized to operate an off-site cultivation facility.

Following the transactions stated above, the Company has authorized; 150,000,000 shares of common stock with a par value of $0.001 per share, Preferred stock, $0.0001 par value; 1,000,000 shares authorized. The rights of the holders of Class A common stock and Class B common stock are identical, except for voting and conversion rights. See Note 13 — Stockholders’ Equity/Members’ Equity, for additional details.

COVID-19

In March 2020, the World Health Organization declared the coronavirus (COVID-19) a global pandemic. The COVID-19 outbreak and the response of governmental authorities to try to limit it are having a significant impact on the private sector and individuals, including unprecedented business, employment and economic disruptions. Management has been closely monitoring the impact of COVID-19, with a focus on the health and safety of the Company’s employees, business continuity and supporting the communities where the Company operates. The Company has implemented various measures to reduce the spread of the virus, including implementing social distancing measures at its cultivation facilities, manufacturing facilities, and dispensaries, enhancing cleaning protocols at such facilities and dispensaries and encouraging employees to adhere to preventative measures recommended by local, state, and federal health officials.

It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on its business or results of operations at this time.

Liquidity and Going Concern

The Company’s primary sources of liquidity are cash from operations, cash and cash equivalents on hand. The Company’s primary requirements for liquidity are to fund its working capital needs, debt service, operating lease obligations, capital expenditures and general corporate needs. Theraplant is generating cash from sales and is deploying its capital reserves to acquire and develop assets capable of producing additional revenues and earnings over both the immediate and near term to support its business growth and expansion. With the True Harvest Acquisition, on December 31, 2021, we expect to be further generating cash from sales over the next 12 months. As of March 31, 2022, we maintained a cash and cash equivalents balance of $1,864 thousand, and $1,678 thousand of restricted cash with $108,537 thousand working capital deficit.

Based on forecasted expenditures related to the Company’s debt service and following the completion of the True Harvest Acquisition on December 31, 2021, after taking into account the Company’s cash flow projections, the Company does not believe it will have sufficient cash on hand or available liquidity to meet its obligations through the twelve months from the date of issuance of the consolidated financial statements for the three months ended March 31, 2022. The Company has incurred significant expenses in relation to its acquisitions. The Company expects cash flows to increase over time, but not in sufficient quantities in the short term to pay for expenses, without additional capital, or Connecticut adult use legalization. As a result, substantial doubt exists regarding the going concern assumption on the consolidated financial statements. Therefore, these conditions raise substantial doubt about our ability to continue as a going concern.

As a result of the substantial doubt about our ability to continue as a going concern, the Company has violated a debt covenant with one of its lenders. While no event of default has been declared nor has acceleration of indebtedness been triggered by our senior lender pursuant to the Credit Facility, the potential for such eventualities and potential cross defaults requires us to classify our long-term obligations as current liabilities. Upon the occurrence of such an event of default, if not timely cured, all amounts outstanding under our Credit Facility could be declared to be immediately due and payable, which is how our financial statements are presented. If indebtedness under our Credit Facility is accelerated, there can be no assurance that we will have sufficient assets to repay the indebtedness. The Company is actively working with the lender to cure the default; however, no assurances can be given as to the success of these actions. As reflected in more detail in Note 8, all debt has been classified as current given the event of default.

The Company has certain debt obligations to sellers, our lender, and vendors which will require cash to meet their requirements. The Company’s ability to continue meeting these contractual obligations will be reliant upon its ability to secure significant additional capital funding or revise the contracts.

In 2022, the Company intends to revise its agreements with sellers and seek significant additional capital funding to stabilize its cash flow. However, there can be no assurance that such efforts will be successful or that, in the event that they are successful, the terms and conditions of such financing will be favorable.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(l) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information, and (ii) the instructions to Form 10-Q and Article 10 of Regulation S-X. In the opinion of our management, our unaudited consolidated financial statements and accompanying notes (the “Consolidated Financial Statements”) include all normal recurring adjustments that are necessary for the fair statement of the interim periods presented. Interim results of operations are not necessarily indicative of results for the full year, or any other period. The Financial Statements should be read in conjunction with our audited consolidated financial statements (and notes thereto) in our Annual Report on Form 10-K for the year ended December 31, 2021 (the “Annual Report”), as filed with the United States Securities and Exchange Commission (“SEC”).

As a result of the Theraplant Business Combination, the Company is the acquirer for accounting purposes and Theraplant is the acquiree and accounting predecessor. Theraplant was determined to be the accounting predecessor as the activity and operations of Theraplant will constitute substantially all the activity of the consolidated company in the period following the Theraplant Business Combination. The Company’s financial statement presentation distinguishes the Company’s financial performance into two distinct periods, the period up to the Closing Date/(labelled “Predecessor”) and the period after that date (labelled “Successor”).

The Theraplant Business Combination was accounted for using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired.

Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See Note 2 — Business Combinations for a discussion of the estimated fair values of assets and liabilities recorded in connection with the Company’s acquisition of Theraplant.

As a result of the application of the acquisition method of accounting as of the Closing Date of the Theraplant Business Combination, the accompanying Consolidated Financial Statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.

The historical financial information of Greenrose Acquisition Corp. (a special purpose acquisition company, or “SPAC”) prior to the Theraplant Business Combination has not been reflected in the Predecessor financial statements which are the only reflective of the financial position and operating results of Theraplant. Accordingly, no other activity of the SPAC was reported for any period prior to November 26, 2021. We round amounts in the Financial Statements to thousands, except per unit or per share amounts or as otherwise stated. We calculate all percentages, per-unit, and per-share data from the underlying whole-dollar amounts. Thus, certain amounts may not foot, cross foot, or recalculate based on reported numbers due to rounding. Unless otherwise indicated, all references to years are to our fiscal year, which ends on December 31.

Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries, Theraplant and True Harvest as well as their wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash, with original maturities of three months or less, and cash held at retail locations. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. At March 31, 2022 and December 31, 2021 the Company had balances of cash totaling approximately $1,864 thousand and $7,240 thousand, respectively. As of March 31, 2022 and December 31, 2021, we did not hold any cash equivalents.

Restricted Cash

The Company is required to maintain cash collateral for two months of payments of the deferred cash payment incurred in connection with the Theraplant Business Combination discussed in Note 2. Accordingly, this balance contains restrictions as to the availability and usage and is classified as restricted cash in the consolidated balance sheet. The reconciliation of cash and cash equivalents and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the consolidated statements of cash flows is as follows:

Successor
March 31, 2022
Cash and cash equivalents	$1,864
Restricted cash	1,678
Total cash and cash equivalents and restricted cash	$3,542

Marketable Securities

As of March 31, 2022, the Company designated its only marketable security as equity securities and classified it as trading. The Company determines the appropriate classification of marketable securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

The Company’s marketable securities are classified as trading and reported at fair value, with changes in fair value recognized through the Change in Fair Value of Financial Instruments on the Consolidated Statements of Operations. Fair value is based on quoted prices for identical assets in active markets. Realized gains and losses are determined on the basis for the actual cost of the securities sold. Dividends on equity securities are recognized in income when declared. No dividends from Marketable Securities were received during the period.

Accounts Receivable and Allowance for doubtful accounts

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Allowances for doubtful accounts reflect the Company’s estimate of amounts in its existing accounts receivable that may not be collected due to customer claims or customer inability or unwillingness to pay. The allowance is determined based on a combination of factors, including the Company’s risk assessment regarding the credit worthiness of its customers, historical collection experience and length of time the receivables are past due. Though infrequent, if ever, account balances are charged off against the allowance when the Company believes it is probable the receivable will not be recovered. No allowance for doubtful accounts was required as of March 31, 2022 or December 31, 2021.

Prepaid and Other Current Assets

Prepaid and other current assets consist of prepaid insurance premiums, other receivables, and packaging supplies. The Company pays for packaging and other similar products used to finish inventory well in advance of receipt of the goods.

Inventories

The Company’s inventories include the direct costs of seeds, labor, and growing materials, indirect costs such as utilities, labor, depreciation and overhead costs, and subsequent costs to prepare the products for ultimate sale, which include direct costs such as materials and direct labor, and indirect costs such as utilities and indirect labor. All direct and indirect costs related to inventory are capitalized when they are incurred, and they are subsequently classified to Cost of goods sold in the Condensed Consolidated Statements of Operations. Inventories purchased from third parties, which include work in process, finished goods, and packaging and supplies, are valued at the lower of cost and net realizable value. Costs incurred during the growing and production process are capitalized as incurred to the extent that cost is less than net realizable value. Cost is determined using the weighted average costing method. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs to sell. The Company reviews inventories for obsolete, redundant, and slow-moving goods and any such inventories identified are written down to net realizable value. As of March 31, 2022 and December 31, 2021 no reserve for inventories was required.

On February 8, 2020, one of the Theraplant’s grow rooms had a fire, destroying the plants housed within that room. The inventory was immediately adjusted down to account for the loss of plants. The insurance company paid for the repairs to the room, and a claim is still pending for lost revenues of $1,000 thousand the policy limit.

Property and Equipment, net

Property and equipment is stated at cost, net of accumulated depreciation and impairment losses, if any. Expenditures that materially increase the life of the assets are capitalized. Ordinary repairs and maintenance are expensed as incurred. Land and construction in process are not depreciated Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Land Improvements	5 Years
Buildings and Improvements	10 – 39 Years
Furniture and Fixtures	1 – 7 Years
Computer Equipment and Software	2 – 3 Years
Vehicles	3 – 8 Years
Production and Processing Equipment	1 – 7 Years
Controls	3 – 14 Years
Leasehold Improvements	Shorter of 10 Years or Lease term

Income Taxes

Deferred taxes are provided using an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. A valuation allowance is recorded to reduce the carrying amount of a deferred tax asset to its realizable value unless it is more likely than not that such asset will be realized. We recognize interest and penalties associated with tax matters as part of the income tax provision, if any, and include accrued interest and penalties with the related tax liability in the Condensed Consolidated Balance Sheet, if applicable.

Deferred tax assets and liabilities are measured using the enacted taxes rates. The effect on deferred tax assets and liabilities of a change in tax law or tax rates is recognized in income in the period that enactment occurs. As discussed further in Note 11 — Income Taxes, the Company is subject to the limitations of Internal Revenue Code of 1986, as amended (“IRC”) Section 280E.Prior to the Theraplant Business Combination, the Predecessor’s members had elected to have the Predecessor treated as a partnership for income tax purposes. As such, the items of income, loss, deduction, and credit are passed through to, and taken into account by, the Predecessor’s members in computing their own taxable income.

The Predecessor is subject to the limits of IRC Section 280E under which it is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E.

The deferred tax amounts contained within Condensed Consolidated Balance Sheets arise from timing differences between federal and state depreciation regulations. There are no deferred tax liabilities on the Condensed Consolidated Balance Sheets as of March 31, 2022 and December 31, 2021.

Revenue Recognition

For the period ended March 31, 2022 and the period ended March 31, 2021, the Company has adopted Financial Accounting Standards Board (“FASB”) Audit Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” and all the related amendments, which are also codified into Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers”.

Through application of this standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

In order to recognize revenue under ASC 606, the Company applies the following five (5) steps:

•        Identify a customer along with a corresponding contract;

•        Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;

•        Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;

•        Allocate the transaction price to the performance obligation(s) in the contract;

•        Recognize revenue when or as the Company satisfies the performance obligation(s).

Under Topic 606, revenue from the sale of cannabis products is a single performance obligation and revenue is recognized at the point in time when control of the product transfers and the Company’s obligations have been fulfilled. This generally occurs upon delivery and acceptance by the customer. Amounts disclosed as revenue are net of allowances, discounts, and rebates. Payment is typically due upon transferring the goods to the customer or within a specified time period permitted under the Company’s policy. Sales discounts were not material during the period ended March 31, 2022 and the period ended March 31, 2021.

A significant customer is defined to be those that individually comprise 10% or more of the Company’s revenues or accounts receivable. The following table reflects the revenues and accounts receivable for customers determined to be significant for the three months ended March 31, 2022 and March 31, 2021 and as of March 31, 2022 and December 31, 2021, respectively.

	Accounts Receivable As of		Revenue For the Periods Ended
	Successor	Successor	Successor	Predecessor
	March 31, 2022	December 31, 2021	March 31, 2022	March 31, 2021
Customer A	16%	25%	17%	28%
Customer B	22%	20%	15%	17%
Customer C	12%	16%	*	16%
Customer D	*	*	*	10%
Customer F	14%	17%	13%	14%

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including accounts receivable, marketable securities, accounts payable, accrued liabilities, and short-term borrowings, approximate fair value due to the short maturity of these instruments. The carrying amounts of long-term debt approximate fair value because the interest rates fluctuate with market interest rates, or the fixed rate are based on current rates received by the Company for instruments with similar terms and maturities.

It is the Company’s policy, in general, to measure nonfinancial assets and liabilities at fair value on a nonrecurring basis. These items are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (such as evidence of impairment) which, if material, are disclosed in the accompanying notes to these consolidated financial statements.

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs to fair value measurements. The three levels of hierarchy are:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3:	Inputs for the asset or liability that are not based on observable market data.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes and related disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results ultimately may differ from the estimates.

The Company is subject to a number of risks similar to those of other companies of similar size and having a focus on serving the cannabis industry, including limited number of suppliers, acquisitions and integration, and government regulations.

Impairment of Long-Lived Assets

The Company accounts for its long-lived assets such as property and equipment in accordance with FASB ASC Topic No. 360, “Accounting for the Impairment or Disposal of Long-lived Assets” (“ASC 360”).

Management reviews long-lived assets for impairment whenever changes in events or circumstances indicate the assets may be impaired, but no less frequently than annually. Pursuant to ASC 360, an impairment loss is to be recorded when the net book value of an asset exceeds the undiscounted cash flows expected to be generated from the use of the asset. If an asset is determined to be impaired, the asset is written down to its realizable value, and the loss is recognized in the consolidated statement of operations in the period when the determination is made. No impairment charges for long-lived assets have been recorded for the period ended March 31, 2022 and the period ended March 31, 2021.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250 thousand. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Advertising

Advertising amounts are expensed as incurred. Advertising expense for the period ended March 31, 2022 and the period ended March 31, 2021, totaled $26 thousand and $4 thousand, respectively.

Earnings Per Share

Basic and diluted earnings per share (“EPS”) are calculated in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic EPS is calculated by dividing net income (loss) attributable to the Company by the weighted average number of common shares outstanding during the year. Diluted EPS is calculated, if applicable, by adjusting net income (loss) attributable to the Company and the weighted average number of common shares, taking into effect all potential dilutive common shares. Shares of restricted stock granted by us are considered to be legally issued and outstanding as of the date of grant, notwithstanding that the shares remain subject to the risk of forfeiture if the vesting conditions for such shares are not met, and are included in the number of shares outstanding disclosed on the cover page of this Quarterly Report on Form 10-Q. Weighted-average common shares outstanding excludes time-based and performance-based unvested shares of restricted Class A common stock, as restricted shares are treated as issued and outstanding for financial statement presentation purposes only after such shares have vested and, therefore, have ceased to be subject to a risk of forfeiture.

Segment Reporting

Operating segments are identified as components of an enterprise where separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions on how to allocate resources and assess performance. The Company operates in a single segment which is its only reportable segment: the production and sale of cannabis products. The Company has determined that its Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, and the CODM makes decisions based on the Company as a whole. In determining the Company’s segment, Management considered differences in products, geographic regions for which it operates in, and the differing regulatory environments.

Goodwill and Indefinite Life Intangible Assets

Goodwill, represents the excess of purchase price over the fair value of net assets acquired, is carried at cost in a transaction accounted for as a business combination in accordance with ASC 805. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value-based test. The Company is organized in one reporting unit and evaluates the goodwill for the Company as a whole. Goodwill is assessed for impairment on an annual basis as of November 1st of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. Under the authoritative guidance issued by the FASB, the Company has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the goodwill impairment test is performed. The goodwill impairment test requires the Company to estimate the fair value of the reporting unit and to compare the fair value of the reporting unit with its carrying amount. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount recorded exceeds the fair value calculated, then an impairment charge is recognized for the difference. There was no impairment of goodwill for the period ended March 31, 2022 and the period ended March 31, 2021.

Indefinite life intangible assets are carried at cost less accumulated impairment losses. The Company reviews the classification each reporting period to determine whether the assessment made about the useful life is still appropriate. Any change is accounted for on a prospective basis as a change in estimate. Goodwill is currently the only indefinite lived intangible asset.

Stock-Based Compensation

The Company sponsors an equity incentive plan (the “Plan”) in which certain employees and non-employee directors participate. The Plan is administered by the compensation committee of the board of directors of the Company (the “Compensation Committee”). The Company measures the cost of services received in exchange for an award of equity instruments (typically restricted stock unit awards (“RSUs”) and stock options) based on the grant-date fair value of the awards issued under the Plan that are equity classified. Liability classified RSUs are valued based on the fair value of the stock at each reporting period until the date of settlement with changes in fair value recognized as increases or decreases in stock-based compensation expense in the accompanying consolidated statements of comprehensive income (loss) each reporting period over the period during which an employee or non-employee director is required to provide service in exchange for the awards, usually the vesting period. The fair value of the stock options is calculated using the Black-Scholes option-pricing model, and forfeitures are accounted for as they occur. Refer to Note 14 for further details of activity related to the Plan.

Derivative Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding.

For issued or modified instruments that meet all the criteria for equity classification, the instruments are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified instruments that do not meet all the criteria for equity classification, the instruments are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the instruments are recognized as a non-cash gain or loss on the statements of operations.

Acquisitions

The Company accounts for business combinations using the acquisition method of accounting. On the date of the acquisition, we allocate the purchase price to the assets acquired and liabilities assumed at their estimated fair values. Goodwill on the acquisition date is measured as the excess of the purchase price over the fair values of assets acquired and liabilities assumed. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with corresponding adjustments to goodwill. We recognize subsequent changes in the estimate of the amount to be paid under contingent consideration arrangements in the accompanying Consolidated Statements of Operations. We expense acquisition-related costs as incurred.

For acquisitions that are not deemed to be businesses, the assets acquired are recognized based on their cost to the Company as the acquirer and no gain or loss is recognized. The cost of assets acquired in a group is allocated to the individual assets within the group based on their relative fair values and does not give rise to goodwill. Transaction costs related to acquisitions of assets are included in the cost basis of the assets acquired.

Contingencies and Litigation

The Company may be subject to lawsuits, investigations, and other claims related to employment, commercial, and other matters that arise out of operations in the normal course of business. We accrue for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. We recognize legal costs as an expense in the period incurred.

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 for private companies, including interim periods within those fiscal years, with early adoption permitted. The Company has elected to early adopt ASU 2020-06 as of the Closing Date. The adoption of the standard did not have a material impact on the Company’s financial position, results of operations or cash flows.

New Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASC 842”), which will replace ASC 840, “Leases”. This standard requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. For emerging growth companies adopting under the private company timeline, the standard will be effective for annual periods beginning on or after December 15, 2021, with earlier application permitted. The standard requires a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASC 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires entities to measure all expected credit losses for most financial assets held at the reporting date based on an expected loss model which includes historical experience, current conditions, and reasonable and supportable forecasts. Companies will now use forward-looking information to better form their credit loss estimates. ASU 2016-13 also requires enhanced disclosures to help financial statement users better understand significant estimates and judgements used in estimating credit losses, as well as the credit quality and underwriting standards of a company’s portfolio. For emerging growth companies, ASU 2016-13 is effective for annual periods beginning after December 15, 2022. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In November 2018 and April 2019, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses and ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, respectively. These amendments add clarity to certain areas within ASU 2016-13. In May 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses (Topic 326), Target Transition Relief, which provided transition relief for entities adopting ASU 2016-13 by allowing the election of the fair value option on certain financial instruments. The effective date and the transition methodology for the amendments in these updates are the same as in ASU 2016-13. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments — Credit Losses. This ASU addresses issues raised by stakeholders during the implementation of ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. Among other narrow-scope improvements, the new ASU clarifies guidance around how to report expected recoveries. “Expected recoveries” describes a situation in which an organization recognizes a full or partial write-off of the amortized cost basis of a financial asset, but then later determines that the amount written off, or a portion of that amount, will in fact be recovered. While applying the credit losses standard, stakeholders questioned whether expected recoveries were permitted on assets that had already shown credit deterioration at the time of purchase (also known as purchased credit-deteriorated (“PCD”) assets). In response to this question, the ASU permits organizations to record expected recoveries on PCD assets. In addition to other narrow technical improvements, the ASU also reinforces existing guidance that prohibits organizations from recording negative allowances for available-for-sale debt securities. The ASU includes effective dates and transition requirements that vary depending on whether or not an entity has already adopted ASU 2016-13. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides companies with optional financial reporting alternatives to reduce the cost and complexity associated with the accounting for contracts and hedging relationships affected by reference rate reform. This guidance is effective as of March 12, 2020 through December 31, 2022. Subsequently in January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848), which clarifies ASU 2020-04 and provides certain optional expedients that allow derivative instruments impacted by changes in the interest rate used for margining, discounting or contract price alignment to qualify for certain optional relief. ASU 2021-01 is effective in the same timeframe as ASU 2020-04. The relief offered by this guidance, if adopted, is available to companies for the period March 12, 2020 through December 31, 2022. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40)”. ASU 2021-04 reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU 2021-04 provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses: (1) how an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; (2) how an entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; and (3) how an entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 will be effective for all entities for fiscal years beginning after December 15, 2021. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted, including adoption in an interim period. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

1. Nature of Operations and Summary of Significant Accounting Policies

The Company was originally incorporated in Delaware on August 26, 2019 as a special purpose acquisition company. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities as completed on the Closing Date

On November 26, 2021 (the “Closing Date”) The Greenrose Holding Company Inc. (“Greenrose”, the “Company”, or “Successor”), formerly known as Greenrose Acquisition Corp., consummated its business combination (the “Theraplant Merger” or “Theraplant Business Combination”) with Theraplant, LLC, a Connecticut limited liability company (“Theraplant” or “Predecessor”), a private operating company. The Theraplant Business Combination was consummated pursuant to the Agreement and Plan of Merger dated March 12, 2021 (as amended pursuant to that certain Amendment No. 1, dated as of August 10, 2021, to the Agreement and Plan of Merger (“Amendment No. 1”), and that certain Amendment No. 2, dated as of November 26, 2021, to the Agreement and Plan of Merger (“Amendment No. 2”), collectively, the “Theraplant Merger Agreement”), pursuant to which GNRS CT Merger Sub, a Connecticut limited liability company and a wholly-owned subsidiary of Greenrose (“TPT Merger Sub”) was merged with and into Theraplant, with Theraplant surviving the Merger as a wholly owned subsidiary of Greenrose. The financial results described herein for the dates and periods prior to the Theraplant Business Combination relate to the operations of the Predecessor prior to the consummation of the Theraplant Business Combination. The Consolidated Financial Statements after the Closing Date include the accounts of the Company and its wholly owned subsidiaries including Theraplant.

On December 31, 2021, the Company and True Harvest Holdings, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“TH Buyer”), and True Harvest, LLC, an Arizona limited liability company (“True Harvest”), consummated the acquisition of substantially all of True Harvest’s assets and the assumption of certain of True Harvest’s liabilities (the “True Harvest Acquisition”), pursuant to that certain Asset Purchase Agreement dated March 12, 2021, as amended by that Amendment No. 1 to the Asset Purchase Agreement dated July 2, 2021, that certain Amendment No. 2 to the Asset Purchase Agreement dated October 28, 2021, and that certain Amendment No. 3 to the Asset Purchase Agreement dated December 31, 2021 (as it may be amended from time to time, the “Asset Purchase Agreement”).

The Company, through its wholly owned subsidiaries (Theraplant and True Harvest) is a multi-state grower and producer of cannabis products dedicated to providing patients options to improve their wellbeing. Theraplant is a Connecticut State licensed marijuana producer that hand selects premium cannabis genetics grown in a controlled, clean environment, under the watch of an award-winning cultivation team, and tested by a third-party laboratory for pesticides and microbiologics. True Harvest cultivates, manufactures, and sells medical marijuana in the State of Arizona, under a cultivation agreement with a third-party licensor, and holder of a medical marijuana dispensary registration certificate from Arizona Department of Health Services and is authorized to operate an off-site cultivation facility.

Following the transactions stated above, the Company has authorized; 150,000,000 shares of common stock with a par value of $0.001 per share, Preferred stock, $0.0001 par value; 1,000,000 shares authorized. The rights of the holders of Class A common stock and Class B common stock are identical, except for voting and conversion rights. See Note 13, “Stockholders’ Equity/Members’ Equity,” for additional details

COVID-19

In March 2020, the World Health Organization declared the coronavirus (COVID-19) a global pandemic. The COVID-19 outbreak and the response of governmental authorities to try to limit it are having a significant impact on the private sector and individuals, including unprecedented business, employment and economic disruptions. Management has been closely monitoring the impact of COVID-19, with a focus on the health and safety of the Company’s employees, business continuity and supporting the communities where the Company operates. The Company has implemented various measures to reduce the spread of the virus, including implementing social distancing measures at its cultivation facilities, manufacturing facilities, and dispensaries, enhancing cleaning protocols at such facilities and dispensaries and encouraging employees to adhere to preventative measures recommended by local, state, and federal health officials.

It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on its business or results of operations at this time.

Liquidity and Going Concern

The Company’s primary sources of liquidity are cash from operations, cash and cash equivalents on hand. The Company’s primary requirements for liquidity are to fund its working capital needs, debt service, operating lease obligations, capital expenditures and general corporate needs. Theraplant is generating cash from sales and is deploying its capital reserves to acquire and develop assets capable of producing additional revenues and earnings over both the immediate and near term to support its business growth and expansion. With the True Harvest Acquisition, on December 31, 2021, we expect to be further generating cash from sales over the next 12 months. As of December 31, 2021, we maintained a cash and cash equivalents balance of $7,240 thousand, and $1,817 thousand of restricted cash with $103,434 thousand working capital deficit.

Based on forecasted expenditures related to the Company’s debt service and following the completion of the True Harvest Acquisition on December 31, 2021, after taking into account the Company’s cash flow projections, the Company does not believe it will have sufficient cash on hand or available liquidity to meet its obligations through the twelve months from the date of issuance of the consolidated financial statements for the twelve months ended December 31, 2021. The Company has incurred significant expenses in relation to its acquisitions. The Company expects cash flows to increase over time, but not in sufficient quantities in the short term to pay for expenses, without additional capital, or Connecticut adult use legalization. As a result, substantial doubt exists regarding the going concern assumption on the consolidated financial statements. Therefore, these conditions raise substantial doubt about our ability to continue as a going concern.

As a result of the substantial doubt about our ability to continue as a going concern, the Company has violated a debt covenant with one of its lenders and has caused all debt of the Company to be in default. The Company is actively working with the lender to cure the default; however, no assurances can be given as to the success of these actions. As reflected in more detail in Note 8, all debt has been classified as current given the event of default.

The Company has certain debt obligations to sellers, our lender, and vendors which will require cash to meet their requirements. The Company’s ability to continue meeting these contractual obligations will be reliant upon its ability to secure significant additional capital funding or revise the contracts.

In 2022, the Company intends to revise its agreements with sellers and seek significant additional capital funding to stabilize its cash flow. However, there can be no assurance that such efforts will be successful or that, in the event that they are successful, the terms and conditions of such financing will be favorable.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(l) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

As a result of the Theraplant Business Combination, the Company is the acquirer for accounting purposes and Theraplant is the acquiree and accounting predecessor. Theraplant was determined to be the accounting predecessor as the activity and operations of Theraplant will constitute substantially all the activity of the consolidated company in the period following the Theraplant Business Combination. The Company’s financial statement presentation distinguishes the Company’s financial performance into two distinct periods, the period up to the Closing Date/(labelled “Predecessor”) and the period after that date (labelled “Successor”).

The Theraplant Business Combination was accounted for using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired.

Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See Note 2 - Business Combinations for a discussion of the estimated fair values of assets and liabilities recorded in connection with the Company’s acquisition of Theraplant.

As a result of the application of the acquisition method of accounting as of the Closing Date of the Theraplant Business Combination, the accompanying Consolidated Financial Statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.

The historical financial information of Greenrose Acquisition Corp. (a special purpose acquisition company, or “SPAC”) prior to the Theraplant Business Combination has not been reflected in the Predecessor financial statements which are the only reflective of the financial position and operating results of Theraplant. Accordingly, no other activity of the SPAC was reported for any period prior to November 26, 2021.

Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries, Theraplant and True Harvest as well as their wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash, with original maturities of three months or less, and cash held at retail locations. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. At December 31, 2021 (Successor) and 2020 (Predecessor), the Company had balances of cash totaling approximately $7,240 thousand and $2,263 thousand, respectively.

Restricted Cash

The Company is required to maintain cash collateral for two months of payments of the deferred cash payment incurred in connection with the Theraplant Business Combination discussed in Note 2. Accordingly, this balance contains restrictions as to the availability and usage and is classified as restricted cash in the consolidated balance sheet. The reconciliation of cash and cash equivalents and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the consolidated statements of cash flows is as follows:

Successor
December 31, 2021
Cash and cash equivalents	$7,240
Restricted cash	1,817
Total cash and cash equivalents and restricted cash	$9,057

The Predecessor did not have any restrictions on cash and cash equivalents. As of December 31, 2021 and 2020, the Company did not hold significant cash equivalents.

Marketable Securities

The Company holds a single marketable security. As of December 31, 2021, the Company designated its only marketable security as equity securities and classified it as trading. The Company determines the appropriate classification of marketable securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

The Company’s marketable securities are classified as trading and reported at fair value, with changes in fair value recognized through investment income (loss) on the Consolidated Statements of Operations. Fair value is based on quoted prices for identical assets in active markets. Realized gains and losses are determined on the basis for the actual cost of the securities sold. Dividends on equity securities are recognized in income when declared.

Accounts Receivable and Allowance for doubtful accounts

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Allowances for doubtful accounts reflect the Company’s estimate of amounts in its existing accounts receivable that may not be collected due to customer claims or customer inability or unwillingness to pay. The allowance is determined based on a combination of factors, including the Company’s risk assessment regarding the credit worthiness of its customers, historical collection experience and length of time the receivables are past due. Though infrequent, if ever, account balances are charged off against the allowance when the Company believes it is probable the receivable will not be recovered. No allowance for doubtful accounts was required as of December 31, 2021 (Successor) and 2020 (Predecessor).

Prepaid and Other Current Assets

Prepaid and other current assets consist of prepaid insurance premiums, other receivables, and packaging supplies. The Company pays for packaging and other similar products used to finish inventory well in advance of receipt of the goods.

Inventories

The Company’s inventories include the direct costs of seeds, labor, and growing materials, indirect costs such as utilities, labor, depreciation and overhead costs, and subsequent costs to prepare the products for ultimate sale, which include direct costs such as materials and direct labor, and indirect costs such as utilities and indirect labor. All direct and indirect costs related to inventory are capitalized when they are incurred, and they are subsequently classified to

Cost of goods sold in the Consolidated Statements of Operations. Inventories purchased from third parties, which include work in process, finished goods, and packaging and supplies, are valued at the lower of cost and net realizable value. Costs incurred during the growing and production process are capitalized as incurred to the extent that cost is less than net realizable value. Cost is determined using the weighted average costing method. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs to sell. The Company reviews inventories for obsolete, redundant, and slow-moving goods and any such inventories identified are written down to net realizable value. As of December 31, 2021 (Successor) and 2020 (Predecessor), no reserve for inventories was required.

On February 8, 2020, one of the Theraplant’s grow rooms had a fire, destroying the plants housed within that room. The inventory was immediately adjusted down to account for the loss of plants. The insurance company paid for the repairs to the room, and a claim is still pending for lost revenues of $1,000 thousand the policy limit.

Property and Equipment, net

Property and equipment is stated at cost, net of accumulated depreciation and impairment losses, if any. Expenditures that materially increase the life of the assets are capitalized. Ordinary repairs and maintenance are expensed as incurred. Land and construction in process are not depreciated Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Land Improvements	5 Years
Buildings and Improvements	10 – 39 Years
Furniture and Fixtures	1 – 7 Years
Computer Equipment and Software	2 – 3 Years
Vehicles	3 – 8 Years
Production and Processing Equipment	1 – 7 Years
Controls	3 – 14 Years
Leasehold Improvements	Shorter of 10 Years or Lease term

Income Taxes

Deferred taxes are provided using an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. A valuation allowance is recorded to reduce the carrying amount of a deferred tax asset to its realizable value unless it is more likely than not that such asset will be realized. We recognize interest and penalties associated with tax matters as part of the income tax provision, if any, and include accrued interest and penalties with the related tax liability in the Consolidated Balance Sheet, if applicable.

Deferred tax assets and liabilities are measured using the enacted taxes rates. The effect on deferred tax assets and liabilities of a change in tax law or tax rates is recognized in income in the period that enactment occurs. As discussed further in Note 11 — Income Taxes, the Company is subject to the limitations of Internal Revenue Code of 1986, as amended (“IRC”) Section 280E.

Prior to the Theraplant Business Combination, the Predecessor’s members had elected to have the Predecessor treated as a partnership for income tax purposes. As such, the items of income, loss, deduction, and credit are passed through to, and taken into account by, the Predecessor’s members in computing their own taxable income.

The Predecessor is subject to the limits of IRC Section 280E under which it is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E.

The State of Connecticut imposes a corporate flow through tax on partnership earnings, resulting in an accrued tax liability on the consolidated balance sheet as of December 31, 2020 (Predecessor) of $209 thousand.

The deferred tax amounts contained within the Predecessor balance sheet arise from timing differences between federal and state depreciation regulations. The deferred tax liabilities on the consolidated balance sheets as of December 31, 2020 (Predecessor) is $58 thousand.

Revenue Recognition

For the period November 27, 2021 to December 31, 2021 (Successor), the period January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor), the Company has adopted Financial Accounting Standards Board (“FASB”) Audit Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” and all the related amendments, which are also codified into Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers”.

Through application of this standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

In order to recognize revenue under ASC 606, the Company applies the following five (5) steps:

•        Identify a customer along with a corresponding contract;

•        Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;

•        Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;

•        Allocate the transaction price to the performance obligation(s) in the contract;

•        Recognize revenue when or as the Company satisfies the performance obligation(s).

Under Topic 606, revenue from the sale of cannabis products is a single performance obligation and revenue is recognized at the point in time when control of the product transfers and the Company’s obligations have been fulfilled. This generally occurs upon delivery and acceptance by the customer. Amounts disclosed as revenue are net of allowances, discounts, and rebates. Payment is typically due upon transferring the goods to the customer or within a specified time period permitted under the Company’s policy. Sales discounts were not material during the period November 27, 2021 to December 31, 2021 (Successor), the period January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor).

A significant customer is defined to be those that individually comprise 10% or more of the Company’s revenues or accounts receivable. The following table reflects the revenues and accounts receivable for customers determined to be significant for the period November 27, 2021 to December 31, 2021 (Successor), the period January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor), respectively and as of December 31, 2021 (Successor) and December 31, 2020 (Predecessor), respectively.

	Accounts Receivable			Revenue
	As of			For the Periods Ended
	December 31, 2021	November 26, 2021	December 31, 2020	December 31, 2021	November 26, 2021	December 31, 2020
Customer A	25%	54%	24%	28%	27%	30%
Customer B	20%	*	29%	16%	17%	18%
Customer C	*	*	*	10%	*	*
Customer D	16%	*	18%	14%	15%	17%
Customer E	*	12%	12%	10%	10%	11%
Customer F	17%	*	*	14%	15%	13%

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including accounts receivable, accounts payable, accrued liabilities, and short-term borrowings, approximate fair value due to the short maturity of these instruments. The carrying amounts of long-term debt approximate fair value because the interest rates fluctuate with market interest rates, or the fixed rate are based on current rates received by the Company for instruments with similar terms and maturities.

It is the Company’s policy, in general, to measure nonfinancial assets and liabilities at fair value on a nonrecurring basis. These items are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (such as evidence of impairment) which, if material, are disclosed in the accompanying notes to these consolidated financial statements.

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs to fair value measurements. The three levels of hierarchy are:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3:	Inputs for the asset or liability that are not based on observable market data.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes and related disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results ultimately may differ from the estimates.

The Company is subject to a number of risks similar to those of other companies of similar size and having a focus on serving the cannabis industry, including limited number of suppliers, acquisitions and integration, and government regulations.

Impairment of Long-Lived Assets

The Company accounts for its long-lived assets such as property and equipment in accordance with FASB ASC Topic No. 360, “Accounting for the Impairment or Disposal of Long-lived Assets” (“ASC 360”).

Management reviews long-lived assets for impairment whenever changes in events or circumstances indicate the assets may be impaired, but no less frequently than annually. Pursuant to ASC 360, an impairment loss is to be recorded when the net book value of an asset exceeds the undiscounted cash flows expected to be generated from the use of the asset. If an asset is determined to be impaired, the asset is written down to its realizable value, and the loss is recognized in the consolidated statement of operations in the period when the determination is made. No impairment charges for long-lived assets have been recorded for the period November 27, 2021 to December 31, 2021 (Successor), the period January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor).

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250 thousand. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Advertising

Advertising amounts are expensed as incurred. Advertising expense for the period November 27, 2021 to December 31, 2021 (Successor), the period January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor) totaled $10 thousand, $231 thousand, and $333 thousand, respectively.

Earnings Per Share

Basic and diluted earnings per share (“EPS”) are calculated in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic EPS is calculated by dividing net income attributable to the Company by the weighted average number of common shares outstanding during the year. Diluted EPS is calculated, if applicable, by adjusting net income attributable to the Company and the weighted average number of common shares, taking into effect all potential dilutive common shares.

Segment Reporting

Operating segments are identified as components of an enterprise where separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions on how to allocate resources and assess performance. The Company operates in a single segment which is its only reportable segment: the production and sale of cannabis products. The Company has determined that its Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, and the CODM makes decisions based on the Company as a whole. In determining the Company’s segment, Management considered differences in products, geographic regions for which it operates in, and the differing regulatory environments.

Goodwill and Indefinite Life Intangible Assets

Goodwill, represents the excess of purchase price over the fair value of net assets acquired, is carried at cost in a transaction accounted for as a business combination in accordance with ASC 805. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value-based test. The Company is organized in one reporting unit and evaluates the goodwill for the Company as a whole. Goodwill is assessed for impairment on an annual basis as of November 1st of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. Under the authoritative guidance issued by the FASB, the Company has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the goodwill impairment test is performed. The goodwill impairment test requires the Company to estimate the fair value of the reporting unit and to compare the fair value of the reporting unit with its carrying amount. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount recorded exceeds the fair value calculated, then an impairment charge is recognized for the difference. There was no impairment of goodwill for the period November 27, 2021 to December 31, 2021 (Successor), the period January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor).

Indefinite life intangible assets are carried at cost less accumulated impairment losses. The Company reviews the classification each reporting period to determine whether the assessment made about the useful life is still appropriate. Any change is accounted for on a prospective basis as a change in estimate. Goodwill is currently the only indefinite lived intangible asset.

Derivative Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding.

For issued or modified instruments that meet all the criteria for equity classification, the instruments are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified instruments that do not meet all the criteria for equity classification, the instruments are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the instruments are recognized as a non-cash gain or loss on the statements of operations.

Acquisitions

The Company accounts for business combinations using the acquisition method of accounting. On the date of the acquisition, we allocate the purchase price to the assets acquired and liabilities assumed at their estimated fair values. Goodwill on the acquisition date is measured as the excess of the purchase price over the fair values of assets acquired and liabilities assumed. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with corresponding adjustments to goodwill. We recognize subsequent changes in the estimate of the amount to be paid under contingent consideration arrangements in the accompanying Consolidated Statements of Operations. We expense acquisition-related costs as incurred.

For acquisitions that are not deemed to be businesses, the assets acquired are recognized based on their cost to the Company as the acquirer and no gain or loss is recognized. The cost of assets acquired in a group is allocated to the individual assets within the group based on their relative fair values and does not give rise to goodwill. Transaction costs related to acquisitions of assets are included in the cost basis of the assets acquired.

Contingencies and Litigation

The Company may be subject to lawsuits, investigations, and other claims related to employment, commercial, and other matters that arise out of operations in the normal course of business. We accrue for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. We recognize legal costs as an expense in the period incurred.

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company has elected to early adopt ASU 2020-06 as of the Closing Date. The adoption of the standard did not have a material impact on the Company’s financial position, results of operations or cash flows.

New Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASC 842”), which will replace ASC 840, “Leases”. This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. For emerging growth companies, the standard will be effective for annual periods beginning on or after December 15, 2021, with earlier application permitted. The standard requires a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASC 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires entities to measure all expected credit losses for most financial assets held at the reporting date based on an expected loss model which includes historical experience, current conditions, and reasonable and supportable forecasts. Companies will now use forward-looking information to better form their credit loss estimates. ASU 2016-13 also requires enhanced disclosures to help financial statement users better understand significant estimates and judgements used in estimating credit losses, as well as the credit quality and underwriting standards of a company’s portfolio. For emerging growth companies, ASU 2016-13 is effective for annual periods beginning after December 15, 2022. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In November 2018 and April 2019, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses and ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, respectively. These amendments add clarity to certain areas within ASU 2016-13. In May 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses (Topic 326), Target Transition Relief, which provided transition relief for entities adopting ASU 2016-13 by allowing the election of the fair value option on certain financial instruments. The effective date and the transition methodology for the amendments in these updates are the same as in ASU 2016-13. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments — Credit Losses. This ASU addresses issues raised by stakeholders during the implementation of ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. Among other narrow-scope improvements, the new ASU clarifies guidance around how to report expected recoveries. “Expected recoveries” describes a situation in which an organization recognizes a full or partial write-off of the amortized cost basis of a financial asset, but then later determines that the amount written off, or a portion of that amount, will in fact be recovered. While applying the credit losses standard, stakeholders questioned whether expected recoveries were permitted on assets that had already shown credit deterioration at the time of purchase (also known as purchased credit-deteriorated (“PCD”) assets). In response to this question, the ASU permits organizations to record expected recoveries on PCD assets. In addition to other narrow technical improvements, the ASU also reinforces existing guidance that prohibits organizations from recording negative allowances for available-for-sale debt securities. The ASU includes effective dates and transition requirements that vary depending on whether or not an entity has already adopted ASU 2016-13. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides companies with optional financial reporting alternatives to reduce the cost and complexity associated with the accounting for contracts and hedging relationships affected by reference rate reform. This guidance is effective as of March 12, 2020 through December 31, 2022. Subsequently in January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848), which clarifies ASU 2020-04 and provides certain optional expedients that allow derivative instruments impacted by changes in the interest rate used for margining, discounting or contract price alignment to qualify for certain optional relief. ASU 2021-01 is effective in the same timeframe as ASU 2020-04. The relief offered by this guidance, if adopted, is available to companies for the period March 12, 2020 through December 31, 2022. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40)”. ASU 2021-04 reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU 2021-04 provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses: (1) how an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; (2) how an entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; and (3) how an entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 will be effective for all entities for fiscal years beginning after December 15, 2021. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted, including adoption in an interim period. Management does not believe that this pronouncement, if currently adopted, would have a material effect on the Company’s consolidated financial statements.